CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED STATEMENTS OF OPERATIONS
Product revenue								$ 628,246
Cost of goods sold								458,675
Gross profit								169,571
Operating expenses:
Research and development	$ 2,737,656		$ 1,181,334		$ 4,458,144	$ 2,266,833	$ 4,972,881	5,278,768
Marketing and advertising	1,674,387		67,276		2,801,776	2,272,255	2,714,421	3,271,600
General and administrative	1,326,159		582,106		2,374,347	1,061,581	2,925,845	1,896,839
Total operating expenses	5,738,202		1,830,716		9,634,267	5,600,668	10,613,147	10,447,207
Loss from operations	(5,738,202)		(1,830,716)		(9,634,267)	(5,600,668)	(10,613,147)	(10,277,636)
Other income (expense):
Grant income							256,000
Change in fair value of warrant liability	439,611		(54,285)		442,134	(793,591)	(3,431,865)	(1,563,439)
Interest income and other, net	61,710		24,556		96,530	30,163	98,065	26,107
Total other income (expense), net	501,660		(29,721)		539,004	(763,428)	(3,333,800)	(1,537,332)
Net loss before taxes	(5,236,541)		(1,860,437)		(9,095,263)	(6,364,096)	(13,690,947)	(11,814,968)
Income taxes							0	0
Net loss	$ (5,236,541)	$ (3,858,722)	$ (1,859,437)	$ (4,504,659)	$ (9,095,263)	$ (6,364,096)	$ (13,690,947)	$ (11,814,968)
Basic loss per common share	$ (0.27)		$ (0.19)		$ (0.63)	$ (0.66)	$ (1.42)	$ (1.22)
Diluted loss per common share	$ (0.27)		$ (0.19)		$ (0.63)	$ (0.66)	$ (1.42)	$ (1.22)
Weighted-average number of basic shares outstanding	19,271,521		9,673,870		14,472,695	9,673,870	9,673,870	9,673,870
Weighted-average number of diluted shares outstanding	19,271,521		9,673,870		14,472,695	9,673,870	9,673,870	9,673,870